CONSOLIDATED INTERIM STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	$ 1,431	$ 1,473
Property, plant and equipment	2,575	2,390
Derivative financial instruments	2	9
Deferred tax assets	75	54
Employee benefit assets	20	27
Other non-current assets	4	4
Non-current assets	4,107	3,957
Current assets
Inventories	570	567
Trade and other receivables	587	509
Contract assets	270	239
Derivative financial instruments	19	38
Cash, cash equivalents and restricted cash	182	555
Total current assets	1,628	1,908
TOTAL ASSETS	5,735	5,865
Equity attributable to owners of the parent
Equity share capital	267	267
Share premium	5,989	5,989
Other reserves	(5,692)	(5,657)
Retained earnings	(292)	(144)
Equity attributable to owners of parent	272	455
Non-controlling interests	5
TOTAL EQUITY	277	455
Non-current liabilities
Borrowings	3,611	3,524
Employee benefit obligations	149	149
Derivative financial instruments	41	17
Deferred tax liabilities	146	158
Other liabilities and provisions	49	98
Non-current liabilities	3,996	3,946
Current liabilities
Borrowings	140	68
Interest payable	14	13
Derivative financial instruments	49	40
Trade and other payables	1,199	1,298
Income tax payable	33	35
Provisions	27	10
Current liabilities	1,462	1,464
TOTAL LIABILITIES	5,458	5,410
TOTAL EQUITY and LIABILITIES	$ 5,735	$ 5,865